Derivative Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Warrant Liabilities [Abstract]
Summary of Derivative Warrants

	December 31, 2025	December 31, 2024
Balance, beginning of year	26	4,400
Change in fair value recognized in profit or loss	(26)	(4,374)
Balance, end of year	—	26